Accrued Expenses and Other Current Liabilities (Q3)	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
Note 15 - Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	September 30, 2021	December 31, 2020
Accrued expenses	$15,841	$12,067
Accrued compensation	15,255	9,812
Accrued professional services, taxes, and other expenses	6,597	5,368
Total accrued expenses and other current liabilities	$37,693	$27,247